Financial Instruments and Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Money market funds	$21,680	$—	$—	$21,680

Total assets	$21,680	$—	$—	$21,680

Liabilities:
Convertible preferred stock warrant liability	$—	$—	$313	$313

Total liabilities	$—	$—	$313	$313

	September 30, 2019
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
U.S. Treasury securities	$58,006	$—	$—	$58,006
Money market funds	19,987	—	—	19,987
Reverse repurchase agreements	—	10,601	—	10,601
Commercial paper	—	8,562	—	8,562
Corporate bonds	—	8,078	—	8,078

Total assets	$77,993	$27,241	$—	$105,234

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Money market funds	$26,379	$—	$—	$26,379
U.S. treasury note	1,806	—	—	1,806

Total assets	$28,185	$—	$—	$28,185

Liabilities:
Convertible preferred stock warrant liability	$—	$—	$577	$577

Total liabilities	$—	$—	$577	$577

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Money market funds	$21,680	$—	$—	$21,680

Total assets	$21,680	$—	$—	$21,680

Liabilities:
Convertible preferred stock warrant liability	$—	$—	$313	$313

Total liabilities	$—	$—	$313	$313

Schedule of Change in the Fair Value of the Warrant Liability

There were no transfers between Levels 1, 2 or 3 for the periods presented.

The change in the fair value of the warrant liability for the nine months ended September 30, 2018 is summarized below (in thousands):

Balance at December 31, 2017	$577
Exercise of warrants	(316)
Expiration of warrants, included in change in fair value of warrant liability	(133)
Change in fair value of warrant liability	186

Balance at September 30, 2018	$314

The change in the fair value of the warrant liability for the nine months ended September 30, 2019 is summarized below (in thousands):

Balance at December 31, 2018	$313
Change in fair value of warrant liability	609
Net exercise of warrants	(133)
Conversion of Series A preferred stock warrants to common stock warrants upon the closing of the IPO	(789)

Balance at September 30, 2019	$—

The change in the fair value of the warrant liability is summarized below:

	Year Ended December 31,
	2017	2018
	(in thousands)
Beginning balance	$729	$577
Exercise of warrants	(184)	(316)
Expiration of warrants, included in change in fair value of warrant liability	—	(133)
Change in fair value of warrant liability	32	185

Ending balance	$577	$313

Schedule of Fair Value of Warrants Determined Using the Black-Scholes Option Pricing Model

The fair value of the warrants, which were converted to common stock warrants upon the closing of the IPO in March 2019, was determined using the Black-Scholes option pricing model and the following assumptions:

	Nine Months Ended September 30,
	2018	2019
Expected term (in years)	5.71-6.21	5.28
Expected volatility	42.8%	43.9%
Risk-free interest rate	2.62-2.85%	2.49%
Expected dividend yield	0%	0%